SCHEDULE IV-REINSURANCE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RLI Insurance Group Premiums earned
Direct amount	$ 679,124	$ 625,963	$ 599,669
Ceded to other companies	180,150	154,495	153,924
Assumed from other companies	77,597	66,984	47,637
Net amount	576,571	538,452	493,382
Percentage of amount assumed to net	13.50%	12.40%	9.70%
Casualty
RLI Insurance Group Premiums earned
Direct amount	362,724	327,411	325,707
Ceded to other companies	96,039	91,991	94,807
Assumed from other companies	1,012	778	1,147
Net amount	267,697	236,198	232,047
Percentage of amount assumed to net	0.40%	0.30%	0.50%
Property
RLI Insurance Group Premiums earned
Direct amount	203,072	194,946	189,298
Ceded to other companies	76,817	56,356	53,487
Assumed from other companies	76,147	65,070	45,834
Net amount	202,402	203,660	181,645
Percentage of amount assumed to net	37.60%	32.00%	25.20%
Surety
RLI Insurance Group Premiums earned
Direct amount	113,328	103,606	84,664
Ceded to other companies	7,294	6,148	5,630
Assumed from other companies	438	1,136	656
Net amount	$ 106,472	$ 98,594	$ 79,690
Percentage of amount assumed to net	0.40%	1.20%	0.80%